Intangible Assets (Details) - Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Cost
Cost, Beginning	$ 19,358,908	$ 9,914,104
Foreign currency adjustment		(47,444)
Additions	2,496,621	9,492,248
Impairments	(2,338,340)
Cost, Ending	19,517,189	19,358,908
Accumulated amortization [Member]
Accumulated amortization
Accumulated amortization, Beginning	10,186,402	8,176,688
Amortization	2,937,423	2,009,714
Accumulated amortization, Ending	13,123,825	10,186,402
Carrying amounts [Member]
Carrying amounts
Carrying amounts, Beginning	9,172,506	1,737,416
Carrying amounts, Ending	6,393,364	9,172,506
Software [Member] | Cost [Member]
Cost
Cost, Beginning	12,218,908	9,914,104
Foreign currency adjustment		(47,444)
Additions	2,496,621	2,352,248
Impairments
Cost, Ending	14,715,529	12,218,908
Software [Member] | Accumulated amortization [Member]
Accumulated amortization
Accumulated amortization, Beginning	9,582,355	8,176,688
Amortization	1,729,326	1,405,667
Accumulated amortization, Ending	11,311,681	9,582,355
Software [Member] | Carrying amounts [Member]
Carrying amounts
Carrying amounts, Beginning	2,636,553	1,737,416
Carrying amounts, Ending	3,403,848	2,636,553
Customer Relationships [Member] | Cost [Member]
Cost
Cost, Beginning	4,840,000
Additions		4,840,000
Impairments	(1,669,034)
Cost, Ending	3,170,966	4,840,000
Customer Relationships [Member] | Accumulated amortization [Member]
Accumulated amortization
Accumulated amortization, Beginning	345,714
Amortization	691,430	345,714
Accumulated amortization, Ending	1,037,144	345,714
Customer Relationships [Member] | Carrying amounts [Member]
Carrying amounts
Carrying amounts, Beginning	4,494,286
Carrying amounts, Ending	2,133,822	4,494,286
Tradename [Member] | Cost [Member]
Cost
Cost, Beginning	750,000
Additions		750,000
Impairments	(329,167)
Cost, Ending	420,833	750,000
Tradename [Member] | Accumulated amortization [Member]
Accumulated amortization
Accumulated amortization, Beginning
Amortization
Accumulated amortization, Ending
Tradename [Member] | Carrying amounts [Member]
Carrying amounts
Carrying amounts, Beginning	750,000
Carrying amounts, Ending	420,833	750,000
Developed Technology [Member] | Cost [Member]
Cost
Cost, Beginning	1,550,000
Additions		1,550,000
Impairments	(340,139)
Cost, Ending	1,209,861	1,550,000
Developed Technology [Member] | Accumulated amortization [Member]
Accumulated amortization
Accumulated amortization, Beginning	258,333
Amortization	516,667	258,333
Accumulated amortization, Ending	775,000	258,333
Developed Technology [Member] | Carrying amounts [Member]
Carrying amounts
Carrying amounts, Beginning	1,291,667
Carrying amounts, Ending	$ 434,861	$ 1,291,667